Net interest income	12 Months Ended
Dec. 31, 2017
Net interest income
5 Net interest income
in	2017	2016	2015
Net interest income (CHF million)
Loans	5,979	5,628	5,413
Investment securities	47	60	65
Trading assets	6,697	7,483	9,046
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,515	2,767	2,625
Other	1,819	1,436	2,192
Interest and dividend income	17,057	17,374	19,341
Deposits	(1,354)	(1,043)	(884)
Short-term borrowings	(166)	(84)	(105)
Trading liabilities	(3,542)	(3,602)	(3,854)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,284)	(1,387)	(1,264)
Long-term debt	(3,722)	(3,494)	(3,728)
Other	(432)	(202)	(207)
Interest expense	(10,500)	(9,812)	(10,042)
Net interest income	6,557	7,562	9,299

Bank
Net interest income
5 Net interest income
in	2017	2016	2015
Net interest income (CHF million)
Loans	5,981	5,627	5,411
Investment securities	47	60	65
Trading assets	6,698	7,483	9,045
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,515	2,767	2,625
Other	1,820	1,438	2,196
Interest and dividend income	17,061	17,375	19,342
Deposits	(1,360)	(1,047)	(887)
Short-term borrowings	(168)	(84)	(105)
Trading liabilities	(3,546)	(3,602)	(3,855)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,284)	(1,387)	(1,264)
Long-term debt	(3,580)	(3,460)	(3,726)
Other	(431)	(201)	(206)
Interest expense	(10,369)	(9,781)	(10,043)
Net interest income	6,692	7,594	9,299